Label	Element	Value
Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional)
Prospectus [Line Items]	oef_ProspectusLineItems
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks returns that exceed the rate of inflation over the long-term.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 31 and 33 of the Prospectus and “Additional Purchase and Redemption Information” on page 86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 59 for further information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2026
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Assuming you sold your shares, you would pay:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61%[1] of the average value of its portfolio.

1.	The Fund changed its fiscal year-end from May 31 to April 30. The information shown for the Fund is for this shortened period.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	61.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

■	up to 70% of the Fund’s total assets in debt securities;

■	up to 70% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s net assets in commodities.

The Fund is a feeder fund that invests substantially all of its assets in the Real Return Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Allspring Funds, or directly in a portfolio of securities.

We utilize an active allocation strategy to diversify the portfolio across various investments, assets and sectors, in an attempt to generate a real return (a return in excess of the rate of inflation) over an economic cycle, consistent with an appropriate level of risk. We dynamically allocate investments to various broad asset classes across debt, equity and commodities based on our assessment of changing economic, global market, industry, and issuer conditions.

We may invest up to 70% of the Fund’s total assets in debt securities including but not limited to, inflation-indexed debt securities, corporate-issued debt, mortgage- and asset-backed securities, bank loans and government obligations. These securities may have fixed, floating or variable rates. We may invest up to 20% of the Fund’s total assets in below investment-grade debt securities, often called “high yield securities” or “junk bonds”. We do not manage the portfolio to a specific maturity or duration. We may use futures contracts to manage or adjust duration and yield curve exposure, as well as to manage risk or to enhance return.

We may invest up to 70% of the Fund’s total assets in equity securities, including but not limited to, common stock, preferred stock and real estate investment trusts (“REITs”), of domestic and foreign issuers of any market capitalization. We may invest in derivatives, such as futures and swaps, that have similar economic or financial characteristics of any security described above.

We may invest up to 25% of the Fund’s net assets in the common or preferred stock of a subsidiary of the Fund that typically invests directly or indirectly in commodity-linked derivatives such as commodity forwards, commodity futures, commodity swaps, swaps on commodity futures and other commodity-linked derivative securities; it may also invest in all other securities allowed in the Fund. These holdings may contribute more than 25% of the Fund’s risk allocation.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Tail Risk Management (TRM) and 3.) Real Return Overlay (RRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund (either directly or through its subsidiary in the case of commodity exposure) invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, commodities, and currencies.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter: June 30, 2020	+6.14%
Lowest Quarter: June 30, 2022	-7.08%
Year-to-date total return as of June 30, 2025 is +4.45%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)1,2	[1],[2]
Performance Table Does Reflect Sales Loads	oef_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund may lose money
Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Commodities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Commodities Risk. The value of commodities and commodity-linked derivative investments will generally be affected by overall market movements, foreign currency exchange rates, commodity index volatility and changes in interest rates, as well as factors specific to a particular industry or commodity. Commodities investments may also be more volatile and less liquid than other types of investments.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Subsidiary Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Subsidiary Risk. The value of a Fund’s investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the underlying derivatives investments of the subsidiary. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Foreign Currency Contracts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Futures Contracts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | High Yield Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Loan Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Real Estate Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Smaller Company Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Swaps Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%	[4],[5]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[4]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.64%	[4],[6]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.09%	[4]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.32%)	[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.77%	[4],[7]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 525
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	994
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,691
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-date total return as of June 30, 2025 is +4.45%
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	4.45%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	6.14%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter: June 30, 2022
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(7.08%)
Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%	[4],[5]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.64%	[4],[6]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.84%	[4]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.32%)	[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.52%	[4],[7]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 255
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	966
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,132
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	966
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,132
Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%	[4],[5]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[4]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.59%	[4],[6]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.04%	[4]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.44%)	[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.60%	[4],[7]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,231
Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%	[4],[5]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[4]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.27%	[4],[6]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.72%	[4]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.32%)	[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.40%	[4],[7]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 864
Allspring Real Return Fund | Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%	[4],[5]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[4]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.32%	[4],[6]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.77%	[4]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.32%)	[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.45%	[4],[7]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	396
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 924
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%	[1],[2]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Real Return Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.35%	[1],[2],[8]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.81%	[1],[2],[8]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.21%	[1],[2],[8]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.81%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.86%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.55%	[1],[2]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(0.62%)
Annual Return [Percent]	oef_AnnlRtrPct	5.95%
Annual Return [Percent]	oef_AnnlRtrPct	4.07%
Annual Return [Percent]	oef_AnnlRtrPct	(4.01%)
Annual Return [Percent]	oef_AnnlRtrPct	9.87%
Annual Return [Percent]	oef_AnnlRtrPct	8.02%
Annual Return [Percent]	oef_AnnlRtrPct	7.74%
Annual Return [Percent]	oef_AnnlRtrPct	(10.14%)
Annual Return [Percent]	oef_AnnlRtrPct	5.35%
Annual Return [Percent]	oef_AnnlRtrPct	8.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.26%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.61%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.77%	[1],[2]
Performance Inception Date	oef_PerfInceptionDate	Feb. 28, 2003	[1],[2]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.31%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.26%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.70%	[1],[2]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.92%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.42%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.69%	[1],[2]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.36%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.80%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.62%	[1],[2]
Performance Inception Date	oef_PerfInceptionDate	Feb. 28, 2003	[1],[2]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.29%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.75%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.45%	[1],[2]
Performance Inception Date	oef_PerfInceptionDate	Feb. 28, 2003	[1],[2]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.51%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.97%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.62%	[1],[2]
Performance Inception Date	oef_PerfInceptionDate	Oct. 31, 2016	[1],[2]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.56%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.92%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.57%	[1],[2]
Performance Inception Date	oef_PerfInceptionDate	Oct. 31, 2016	[1],[2]

[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Class R6 expenses. If these expenses had been included, returns for the Class R6 shares would be higher.
[2]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares.
[3]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[4]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[5]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[6]	Reflects the fees charged by Allspring Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[7]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.77% for Class A, 1.52% for Class C, 0.40% for Class R6, 0.60% for Administrator Class and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 1000® Index, 35% Bloomberg U.S. TIPS Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. TIPS Index.